Note 21 - Quaint Oak Bancorp, Inc. (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Condensed Balance Sheet [Table Text Block]
	December 31,
	2022	2021
Assets
Cash and cash equivalents	$284	$676
Investment in Quaint Oak Bank	50,966	40,556
Premises and equipment, net	1,432	1,474
Other assets	77	16
Total Assets	$52,759	$42,722

Liabilities and Stockholders’ Equity
Subordinated debt	$7,966	$7,933
Stockholders’ equity	44,793	34,789
Total Liabilities and Stockholders’ Equity	$52,759	$42,722

Condensed Income Statement [Table Text Block]
	For the Year Ended December 31,
	2022	2021
Income
Dividends from subsidiary	$-	$1,000
Interest income	-	-
Rental income	365	314
Total Income	365	1,314

Expenses
Occupancy and equipment expense	122	110
Interest on subordinated debt	520	520
Other expenses	158	156
Total Expenses	800	786

Net Income Before Income Taxes	(435)	528
Equity in Undistributed Net Income of Subsidiary	8,207	5,777
Income (Loss) Tax Benefit	91	99
Net Income	$7,863	$6,404

Comprehensive Income	$7,816	$6,309

Condensed Cash Flow Statement [Table Text Block]
	For the Year Ended December 31,
	2022	2021

Operating Activities
Net income	$7,863	$6,404
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Undistributed net income in subsidiary	(8,207)	(5,777)
Depreciation expense	53	54
Amortization of subordinated debt issuance costs	34	34
Stock-based compensation expense	511	324
(Increase) decrease in other assets	(62)	-
Net cash provided by operating activities	192	1,039

Investing Activities
Purchase of property and equipment	(12)	(15)
Net cash used in investing activities	(12)	(15)

Financing Activities
Dividends paid	(1,018)	(839)
Proceeds from the reissuance of treasury stock for capital raise	2,383	-
Additional Paid-in Capital	(2,250)	-
Purchase of treasury stock	(49)	(25)
Proceeds from the reissuance of treasury stock for 401(k) Plan	100	96
Proceeds from the exercise of stock options	262	87
Net cash used in financing activities	(572)	(681)

Net Increase (Decrease) in Cash and Cash Equivalents	(392)	343
Cash and Cash Equivalents-Beginning of Year	676	333
Cash and Cash Equivalents-End of Year	$284	$676